Other Income, Net (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Other Income and Expenses [Abstract]
Equity component, allowance for funds used during construction	$ 21	$ 19	$ 35	$ 37
Derivative gains	11	6	0	13
Interest income	3	4	8	8
Gain on repayment of debt	0	11	0	11
Other	12	3	13	12
Other income, net	$ 47	$ 43	$ 56	$ 81